Income Taxes - Schedule of Continuing Operations Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Continuing Operations Before Income Taxes [Line Items]
(Loss) income from continuing operations, before income taxes	$ 45,198,480	$ (12,050,575)	$ 20,178,094
United States [Member]
Schedule of Continuing Operations Before Income Taxes [Line Items]
(Loss) income from continuing operations income taxes foreign	46,075,823	38,850,318	15,544,735
Non-US [Member]
Schedule of Continuing Operations Before Income Taxes [Line Items]
(Loss) income from continuing operations income taxes foreign	$ (877,343)	$ (50,900,893)	$ 4,633,359